Real Estate - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 acre	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Costs relate to water, sewer and other infrastructure assets	$ 6,432,000	$ 3,328,000
Collection related to reduction of investment in the mixed-use development	5,674,000	3,294,000
Increased entitled, developed and under development projects	31,891,000
Decreased entitled, developed and under development projects	51,493,000
Area of consolidated venture light farms project	800
Proceeds from consolidated ventures' sale of assets, net	24,294,000
Outstanding debt of buyer	30,991,000
Gain on sale of assets	3,401,000
Proceeds from sale of multifamily property	29,474,000
Non-cash asset impairment charges		11,525,000	9,042,000
Depreciation expense, related to commercial and income producing properties	3,640,000	3,547,000	2,680,000
Special Improvement District [Member]
Real Estate Properties [Line Items]
Collection from hotel occupancy and sales revenue as tax	2,850,000	6,906,000
Cibolo Canyons Project [Member]
Real Estate Properties [Line Items]
Collection related to reduction of investment in the mixed-use development	550,000	1,750,000
Investment in resort development	32,517,000
Utility and Improvement District [Member]
Real Estate Properties [Line Items]
Cost of asset in developed and under development projects	50,476,000	61,526,000
Dallas Texas [Member]
Real Estate Properties [Line Items]
Area of consolidated venture light farms project	800
Houston, Texas [Member] | Multi Family Property [Member]
Real Estate Properties [Line Items]
Decrease in Commercial & income producing properties	45,794,000
Commercial and income producing properties, investment unit	401
Real estate property sale price	56,400,000
Proceeds from sale of multifamily property	29,474,000
Outstanding debt assumed by buyer	26,500,000
Gain on sale of assets	10,180,000
Austin, Texas [Member] | Multi Family Property [Member]
Real Estate Properties [Line Items]
Commercial and income producing properties commencing construction unit	289
Commercial and income producing properties commencing construction	30,057,000
Austin, Texas [Member] | Hotel Property [Member]
Real Estate Properties [Line Items]
Commercial and income producing properties, investment unit	413
Commercial and income producing properties	19,992,000
Charlotte [Member]
Real Estate Properties [Line Items]
Investment In Multi family Development Sites	16,651,000
Nashville [Member]
Real Estate Properties [Line Items]
Investment In Multi family Development Sites	16,651,000
San Antonio Texas [Member] | Cibolo Canyons Project [Member]
Real Estate Properties [Line Items]
Cost of asset in developed and under development projects	34,252,000	34,802,000
Decrease cost of assets in developed and under development projects	$ 11,065,000